                                                FILE NUMBER 028-00568

                                    FORM 13 F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2008

                       If amended report check here:
                                                     -----

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of May, 2008.


                                        By: /s/ William M Lane
                                            ------------------------------------
                                                William M Lane, Vice President
                                                for Torray LLC

Torray LLC
March 31, 2008

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
Item 1                    Item 2    Item 3     Item 4      Item 5            Item 6            Item 7             Item 8
                                                                             Invest                          Voting Authority
                           Title    CUSIP    Fair Market   Total   --------------------------          ----------------------------
Name of Issuer           of Class   Number      Value      Shares  (a)Sole (b)Shared (c)Other Managers (a) Sole  (b) Shared (c)None
------------------------ -------- --------- ------------ --------- ------- --------- -------- -------- --------- ---------- -------
Abbott Laboratories       common  002824100  29,136,958    528,322    X                          All     452,022             76,300
American Express Company  common  025816109  17,570,981    401,898    X                          All     341,473             60,425
American International
Group, Inc.               common  026874107  26,251,020    606,960    X                          All     547,360             59,600
Applied Materials, Inc.   common  038222105  28,073,544  1,438,931    X                          All   1,276,158            162,773
Automatic Data
Processing, Inc.          common  053015103  32,069,985    756,546    X                          All     663,946             92,600
Bank of America
Corporation               common  060505104  23,718,164    625,644    X                          All     563,244             62,400
Berkshire Hathaway Inc.   common  084670207  38,001,758      8,496    X                          All       7,525                971
Carmax Inc.               common  143130102  28,618,322  1,473,652    X                          All   1,316,252            157,400
Cisco Systems Inc.        common  17275R102  32,304,842  1,342,866    X                          All   1,199,466            143,400
Cintas Corporation        common  172908105  30,008,796  1,051,424    X                          All     933,024            118,400
Citigroup Inc.            common  172967101  16,744,143    781,706    X                          All     701,606             80,100
Danaher Corporation       common  235851102  25,490,426    335,268    X                          All     299,468             35,800
The Walt Disney Company   common  254687106  39,023,948  1,243,593    X                          All   1,054,518            189,075
EMC Corporation           common  268648102  30,029,724  2,094,123    X                          All   1,858,898            235,225
Electronic Data Systems
Corporation               common  285661104  29,921,315  1,797,076    X                          All   1,607,776            189,300
Emerson Electric Co.      common  291011104  18,478,771    359,090    X                          All     303,690             55,400
Gannett Co., Inc.         common  364730101  12,256,834    421,922    X                          All     362,922             59,000
General Dynamics
Corporation               common  369550108  27,223,390    326,537    X                          All     291,737             34,800
General Electric Company  common  369604103  43,797,819  1,183,405    X                          All   1,047,269            136,136
W.R. Grace & Co.          common  38388F108  20,316,532    890,295    X                          All     890,295                  0
Illinois Tool Works Inc.  common  452308109  26,450,055    548,415    X                          All     489,340             59,075
Intel Corporation         common  458140100  22,958,061  1,083,950    X                          All     970,550            113,400
Internatational Business
Machines Corporation      common  459200101  33,821,224    293,740    X                          All     263,640             30,100
Johnson & Johnson         common  478160104  42,750,173    659,013    X                          All     583,680             75,333
Kraft Foods Inc.          common  50075N104  38,346,966  1,236,600    X                          All   1,097,700            138,900
LaBranche & Co Inc.       common  505447102  13,020,420  2,993,200    X                          All   2,993,200                  0
Markel Corporation        common  570535104  19,599,344     44,547    X                          All      44,547                  0
Marsh & McLennan
Companies, Inc.           common  571748102  29,287,815  1,202,785    X                          All   1,063,716            139,069
The McClatchy Company     common  579489105   8,071,813    754,375    X                          All     712,655             41,720
McGraw-Hill Companies,
Inc.                      common  580645109  29,256,788    791,794    X                          All     708,294             83,500
O'Reilly Automotive,
Inc.                      common  686091109  30,391,910  1,065,635    X                          All     946,435            119,200
Owens Corning             common  690742101  12,787,941    705,347    X                          All     623,147             82,200
The Procter & Gamble
Company                   common  742718109  38,297,599    546,562    X                          All     492,762             53,800
USG Corporation           common  903293405  25,132,525    683,774    X                          All     606,910             76,864
USEC Inc.                 common  90333E108   8,608,790  2,326,700    X                          All   2,326,700                  0
UnitedHealth Group Inc.   common  91324P102  18,724,962    543,291    X                          All     482,091             61,200
Wellpoint, Inc.           common  94973V107  15,744,260    356,770    X                          All     316,170             40,600
                                             -----------
                                             962,287,917
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